Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Aging of accounts receivable based on due date
Total accounts receivable	$ 53,816	¥ 337,567	¥ 365,283
Not past due
Aging of accounts receivable based on due date
Total accounts receivable	33,480	210,009	248,865
Within one year past due
Aging of accounts receivable based on due date
Total accounts receivable	5,479	34,366	38,431
Between one to two years past due
Aging of accounts receivable based on due date
Total accounts receivable	5,698	35,742	35,556
Over two years past due
Aging of accounts receivable based on due date
Total accounts receivable	$ 9,159	¥ 57,450	¥ 42,431